Document and Entity Information	Aug. 06, 2026
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Rainier Acquisition Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002147219
Amendment Flag	false